Interest in Honeywell Savings and Ownership Plan Master Trust - Master Trust’s Assets Measured at Fair Value (Details) - Honeywell 401(k) Plan [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	$ 16,707	$ 16,223
Common Stocks [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	4,549	5,228
Cash and Cash Equivalents [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	37
Exchange Traded Funds [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	18	305
Asset Backed Securities [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	279	293
Bank Deposits [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	311	425
Commercial Mortgage Backed Securities [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	6	7
Corporate Bonds [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	571	602
U.S. Government and Federal Agencies [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	174	58
Municipal Bonds [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	7
Non-US Government [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	47	127
Commercial Paper [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	292	256
Collective Trust Funds [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	10,416	8,922
Level 1 [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	4,604	5,533
Level 1 [Member] | Common Stocks [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	4,549	5,228
Level 1 [Member] | Cash and Cash Equivalents [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	37
Level 1 [Member] | Exchange Traded Funds [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	18	305
Level 1 [Member] | Asset Backed Securities [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	0	0
Level 1 [Member] | Bank Deposits [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	0	0
Level 1 [Member] | Commercial Mortgage Backed Securities [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	0	0
Level 1 [Member] | Corporate Bonds [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	0	0
Level 1 [Member] | U.S. Government and Federal Agencies [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	0	0
Level 1 [Member] | Municipal Bonds [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	0
Level 1 [Member] | Non-US Government [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	0	0
Level 1 [Member] | Commercial Paper [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	0	0
Level 2 [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	1,687	1,768
Level 2 [Member] | Common Stocks [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	0	0
Level 2 [Member] | Cash and Cash Equivalents [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	0
Level 2 [Member] | Exchange Traded Funds [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	0	0
Level 2 [Member] | Asset Backed Securities [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	279	293
Level 2 [Member] | Bank Deposits [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	311	425
Level 2 [Member] | Commercial Mortgage Backed Securities [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	6	7
Level 2 [Member] | Corporate Bonds [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	571	602
Level 2 [Member] | U.S. Government and Federal Agencies [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	174	58
Level 2 [Member] | Municipal Bonds [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	7
Level 2 [Member] | Non-US Government [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	47	127
Level 2 [Member] | Commercial Paper [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	292	256
Level 3 [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	0	0
Level 3 [Member] | Common Stocks [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	0	0
Level 3 [Member] | Cash and Cash Equivalents [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	0
Level 3 [Member] | Exchange Traded Funds [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	0	0
Level 3 [Member] | Asset Backed Securities [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	0	0
Level 3 [Member] | Bank Deposits [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	0	0
Level 3 [Member] | Commercial Mortgage Backed Securities [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	0	0
Level 3 [Member] | Corporate Bonds [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	0	0
Level 3 [Member] | U.S. Government and Federal Agencies [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	0	0
Level 3 [Member] | Municipal Bonds [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	0
Level 3 [Member] | Non-US Government [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	0	0
Level 3 [Member] | Commercial Paper [Member]
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Total Investments	$ 0	$ 0